RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other Receivables	$ 31,624		$ 1,799
Due to related parties	1,491,227		1,385,876
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Other Receivables	31,624	$ 31,624
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Other Receivables		$ 1,799	1,799
Due to related parties	184,948
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	68,026		75,604
Ms.Cheung and Mr Lao and Ms.Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties	75,333		14,985
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,162,920		$ 1,295,287
Related party transaction, description	interest at the rate of 8% per annum and becomes repayable by 12 equal consecutive monthly instalments, commencing from January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024.